UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
THE FUNDS OF USAA MUTUAL FUND, INC., GROWTH & INCOME FUND (EXCEPT THE INDEX FUNDS) - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2004

[LOGO OF USAA]
   USAA(R)

                  USAA GROWTH &
                           INCOME Fund

                                [GRAPHIC OF USAA GROWTH & INCOME FUND]

          A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

    Distributions to Shareholders                                            12

    Report of Independent Registered Public Accounting Firm                  13

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     24

    Notes to Financial Statements                                            27

    Expense Example                                                          40

DIRECTORS' AND OFFICERS' INFORMATION                                         42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "
                                              ALTHOUGH STOCK PRICES MAY
                                        CONTINUE TO FLUCTUATE . . . WE BELIEVE
[PHOTO OF CHRISTOPHER W. CLAUS]          THEY HAVE THE POTENTIAL TO END 2004
                                                  ON A POSITIVE NOTE.
                                                           "

                                                                    August 2004
--------------------------------------------------------------------------------

                 Yield relief is on the way.

                 The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                 Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                 Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                 In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 Thank you for allowing us to help you with your investment goals.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

               Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in equity securities of market-leading companies of all market cap sizes in industry sectors with favorable growth prospects.

                                                  7/31/04                     7/31/03
Net Assets                                   $1,130.0 Million             $932.8 Million
Net Asset Value Per Share                         $17.72                      $15.76

                     AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/04

       1 YEAR                      5 YEARS                             10 YEARS
       12.75%                      -0.14%                                9.32%

               THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

               TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          LIPPER MULTI-CAP          LIPPER MULTI-CAP            USAA
                    RUSSELL 3000               CORE                      CORE              GROWTH & INCOME
                       INDEX               FUNDS AVERAGE             FUNDS INDEX                FUND
                    ------------          ----------------          ----------------       ---------------
 7/31/1994          $10000.00               $10000.00                 $10000.00              $10000.00
 8/31/1994           10435.87                10445.09                  10431.93               10424.71
 9/30/1994           10213.94                10246.46                  10211.82               10183.35
10/31/1994           10382.84                10377.25                  10325.20               10241.54
11/30/1994           10003.99                 9999.95                   9917.85                9861.43
12/31/1994           10159.77                10084.62                  10019.16               10047.48
 1/31/1995           10382.39                10169.84                  10147.82               10175.78
 2/28/1995           10805.94                10555.33                  10535.96               10521.23
 3/31/1995           11074.74                10858.52                  10827.84               10708.64
 4/30/1995           11364.30                11099.35                  11030.27               11056.01
 5/31/1995           11777.14                11420.54                  11351.06               11393.44
 6/30/1995           12117.71                11858.25                  11731.00               11651.57
 7/31/1995           12604.30                12405.16                  12243.66               12030.32
 8/31/1995           12716.17                12516.87                  12349.59               12199.76
 9/30/1995           13208.91                12889.59                  12707.23               12571.94
10/31/1995           13094.85                12671.11                  12522.54               12340.06
11/30/1995           13675.61                13166.74                  13060.86               12976.65
12/31/1995           13899.00                13292.03                  13246.23               13219.78
 1/31/1996           14302.42                13583.11                  13589.60               13524.85
 2/29/1996           14513.39                13871.61                  13868.16               13677.39
 3/31/1996           14659.28                14011.77                  14049.45               14104.31
 4/30/1996           14937.24                14439.16                  14389.45               14257.51
 5/31/1996           15319.51                14772.24                  14670.65               14451.56
 6/30/1996           15270.04                14574.35                  14514.52               14441.82
 7/31/1996           14470.69                13755.76                  13804.25               13796.09
 8/31/1996           14909.67                14236.92                  14265.01               14267.57
 9/30/1996           15721.13                14963.56                  14987.56               14935.95
10/31/1996           16008.52                15110.74                  15174.66               15220.75
11/30/1996           17137.72                16049.47                  16155.11               16234.38
12/31/1996           16931.31                15904.49                  15957.72               16265.91
 1/31/1997           17868.25                16638.27                  16713.90               16937.43
 2/28/1997           17887.79                16545.04                  16664.40               17097.32
 3/31/1997           17078.36                15892.97                  16048.58               16637.92
 4/30/1997           17919.60                16435.67                  16603.94               17140.81
 5/31/1997           19143.49                17610.92                  17724.38               18307.07
 6/30/1997           19939.32                18263.55                  18393.13               18960.00
 7/31/1997           21502.47                19703.81                  19790.83               20237.60
 8/31/1997           20630.35                19198.60                  19247.03               19625.64
 9/30/1997           21800.16                20233.49                  20305.36               20468.36
10/31/1997           21067.91                19426.52                  19541.44               19675.61
11/30/1997           21874.56                19788.71                  19873.45               20248.15
12/31/1997           22312.72                19990.72                  20150.58               20502.02
 1/31/1998           22428.36                20043.39                  20263.33               20300.47
 2/28/1998           24032.78                21515.22                  21710.16               21756.11
 3/31/1998           25223.86                22406.66                  22728.80               22883.85
 4/30/1998           25471.87                22646.49                  22975.11               23041.05
 5/31/1998           24843.29                21995.58                  22344.60               22468.39
 6/30/1998           25683.32                22480.54                  22971.63               22508.02
 7/31/1998           25216.99                21878.11                  22503.07               21247.57
 8/31/1998           21354.08                18359.67                  18999.89               17972.66
 9/30/1998           22810.74                19396.90                  19900.56               18572.88
10/31/1998           24542.22                20855.39                  21258.50               20063.95
11/30/1998           26043.27                22077.30                  22397.92               21280.67
12/31/1998           27698.53                23506.96                  23916.67               21826.21
 1/31/1999           28639.51                24286.61                  24710.01               22424.84
 2/28/1999           27625.07                23365.35                  23758.13               21850.15
 3/31/1999           28638.71                24227.68                  24508.27               22837.40
 4/30/1999           29931.40                25300.39                  25508.06               24480.64
 5/31/1999           29362.54                25019.46                  25223.05               24168.78
 6/30/1999           30846.39                26378.93                  26459.35               25327.47
 7/31/1999           29911.07                25738.72                  25876.70               24546.50
 8/31/1999           29570.96                25336.00                  25425.69               23897.70
 9/30/1999           28815.15                24744.69                  24791.85               23054.21
10/31/1999           30622.62                25992.96                  26050.17               23960.00
11/30/1999           31479.64                26989.75                  26888.79               24059.27
12/31/1999           33488.28                29328.37                  28883.41               24905.51
 1/31/2000           32175.50                28276.47                  28067.30               23957.20
 2/29/2000           32473.72                29666.93                  29148.64               22821.73
 3/31/2000           35017.67                31432.61                  31016.91               25292.69
 4/30/2000           33783.64                30209.39                  29865.46               25267.68
 5/31/2000           32834.77                29285.75                  28827.52               25342.70
 6/30/2000           33806.92                30351.16                  30043.16               25278.65
 7/31/2000           33209.38                29963.20                  29573.73               24790.11
 8/31/2000           35672.27                32183.53                  31660.09               25992.66
 9/30/2000           34057.11                30830.70                  30205.74               25128.88
10/31/2000           33572.19                30414.05                  29864.46               25690.99
11/30/2000           30477.79                27957.22                  27321.70               24822.27
12/31/2000           30989.97                28948.07                  27919.64               25651.10
 1/31/2001           32050.10                29741.70                  28883.43               26291.42
 2/28/2001           29121.75                27410.13                  26283.30               25100.43
 3/31/2001           27223.42                25747.08                  24724.35               24035.36
 4/30/2001           29406.61                27649.39                  26727.27               25780.59
 5/31/2001           29642.79                27982.35                  26952.48               25857.58
 6/30/2001           29096.20                27450.53                  26488.68               25184.41
 7/31/2001           28616.68                26977.02                  25956.10               25312.97
 8/31/2001           26927.25                25624.71                  24485.50               23783.13
 9/30/2001           24551.59                23079.23                  21975.52               21862.88
10/31/2001           25122.81                23676.61                  22572.20               22120.54
11/30/2001           27057.85                25470.56                  24344.81               23795.36
12/31/2001           27439.23                25994.83                  24915.24               24079.29
 1/31/2002           27095.15                25651.04                  24364.28               23692.85
 2/28/2002           26541.08                25122.87                  23924.21               23426.34
 3/31/2002           27704.78                26216.48                  24892.47               24120.87
 4/30/2002           26251.27                25193.65                  23834.41               22920.16
 5/31/2002           25947.13                24914.39                  23639.17               22733.38
 6/30/2002           24079.34                23012.74                  21787.20               21092.86
 7/31/2002           22164.95                21143.24                  20068.96               19556.65
 8/31/2002           22269.66                21265.33                  20195.93               19623.44
 9/30/2002           19929.78                19248.18                  18338.65               17659.22
10/31/2002           21516.71                20460.77                  19499.80               18862.35
11/30/2002           22818.72                21718.26                  20687.26               20212.52
12/31/2002           21528.66                20601.17                  19498.58               18956.98
 1/31/2003           21001.87                20153.59                  19169.34               18395.40
 2/28/2003           20656.35                19757.66                  18838.38               18080.36
 3/31/2003           20873.57                19873.86                  18899.32               18181.28
 4/30/2003           22578.06                21435.72                  20369.14               19525.00
 5/31/2003           23940.97                22891.45                  21746.60               20717.89
 6/30/2003           24264.05                23197.19                  22071.28               21114.01
 7/31/2003           24820.67                23653.57                  22497.72               21621.62
 8/31/2003           25370.70                24309.20                  23189.53               22088.08
 9/30/2003           25095.26                23975.73                  22881.07               21768.48
10/31/2003           26614.01                25410.88                  24243.76               23196.82
11/30/2003           26980.58                25869.45                  24622.29               23540.17
12/31/2003           28214.68                26838.54                  25603.98               24496.46
 1/31/2004           28803.26                27428.50                  26205.53               24840.13
 2/29/2004           29191.29                27855.83                  26612.54               25225.03
 3/31/2004           28844.78                27603.12                  26310.46               24864.93
 4/30/2004           28248.37                26972.21                  25756.52               24424.84
 5/31/2004           28658.91                27269.06                  26065.01               24727.41
 6/30/2004           29228.50                27857.09                  26641.98               25437.12
 7/31/2004           28123.22                26723.33                  25549.61               24377.81

                           [END CHART]

                    DATA FROM 7/31/94 THROUGH 7/31/04.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

                 o The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Multi-Cap Core Funds Average is an average of all multi-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA
  Wellington Management Company, LLP

--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM?

                 The USAA Growth & Income Fund had a total return of 12.75% for the year ended July 31, 2004. This compares to a 12.43% return for the Lipper Multi-Cap Core Funds Average, a 13.57% return for the Lipper Multi-Cap Core Funds Index, and a 13.31% return for the Russell 3000 Index.

WHAT WERE THE FUND'S AREAS OF STRENGTH AND WEAKNESS?

                The Fund benefited from strong stock selection in the health care and information technology sectors. Additionally, our overweight position in two cyclical sectors, materials and industrials, proved beneficial as the economic recovery fueled performance.

                Countrywide Financial Corp. was the Fund's top performer, benefiting from the attractive interest-rate environment for mortgages. The stock was also supported by the growing conviction that Countrywide Financial's mortgage-servicing business will help offset earnings declines associated with decreased mortgage production in a rising-interest-rate environment. The Fund's next-best performer was Exxon Mobil Corp., which has a strong record of raising its dividend and has achieved the desired synergies in the Mobil merger. We believe the company is well-positioned for an environment of high oil prices.

                The top detractors were Wyeth, which declined on litigation concerns related to its diet drug, and Krispy Kreme Doughnuts, Inc., which fell following negative revisions to its earnings

                PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 forecasts. Both stocks remained in the Fund as of the end of the reporting period, because we believe the fundamentals remain strong despite recent price declines.

WHAT'S YOUR OUTLOOK FOR THE MARKET?

                 The stimulus-driven phase of the economic recovery is waning, and we believe the economy is transitioning into a slower, but more sustainable, period of economic growth. We expect this transition to continue through 2005, characterized by steady job growth and improving corporate capital spending. The Fund is positioned with a cyclical bias, but we have gradually shifted the emphasis toward the improving industrial economy and away from consumer stocks due to higher interest rates, increasing energy costs, and less government stimulus. On a sector level, compared to the Russell 3000 Index, we ended the period overweight in the industrials, materials, and information technology sectors. We added to our energy sector positions because of above-average demand and relatively tight supply conditions over the long term, as well as above-average commodity prices. At the end of the reporting period, we were underweight in the less-cyclical sectors, such as telecommunications services, utilities, and financials.

                 We appreciate the confidence you have placed in us, and we will continue to work hard on your behalf.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

             TOP 10 EQUITY HOLDINGS
               (% of Net Assets)


Microsoft Corp.                            3.7%

Bank of America Corp.                      2.8%

Citigroup, Inc.                            2.8%

General Electric Co.                       2.7%

Pfizer, Inc.                               2.5%

Time Warner, Inc.                          2.3%

American International Group, Inc.         2.2%

Exxon Mobil Corp.                          2.2%

Pactiv Corp.                               1.6%

PepsiCo, Inc.                              1.6%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                ASSET ALLOCATION
                    7/31/2004

         [PIE CHART OF ASSET ALLOCATION]

Information Technology                     19.4%
Financials                                 15.4%
Industrials                                14.7%
Health Care                                14.2%
Consumer Discretionary                     11.0%
Energy                                      7.2%
Consumer Staples                            6.7%
Materials                                   4.9%
Telecommunication Services                  1.9%
Exchange-Traded Funds                       1.9%
Utilities                                   0.9%
Other*                                      5.3%

                 [END PIE CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGE ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH & INCOME FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $1,654,000, as a distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
======================----------------------------------------------------------
                       Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
USAA GROWTH & INCOME FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Growth & Income Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth & Income Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 10, 2004

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              COMMON STOCKS (98.2%)

              ADVERTISING (0.7%)
   202,900    Lamar Advertising Co.*                                               $    8,159
                                                                                   ----------
              AEROSPACE & DEFENSE (3.7%)
    76,200    General Dynamics Corp.                                                    7,530
   207,400    Precision Castparts Corp.                                                11,683
   206,100    Rockwell Collins, Inc.                                                    7,053
   170,600    United Technologies Corp.                                                15,951
                                                                                   ----------
                                                                                       42,217
                                                                                   ----------
              AIR FREIGHT & LOGISTICS (1.0%)
   133,700    FedEx Corp.                                                              10,947
                                                                                   ----------
              ALUMINUM (0.9%)
   318,100    Alcoa, Inc.                                                              10,189
                                                                                   ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.2%)
    51,300    Coach, Inc.*                                                              2,195
   125,900    Columbia Sportswear Co.*                                                  6,893
   109,000    Liz Claiborne, Inc.                                                       3,945
                                                                                   ----------
                                                                                       13,033
                                                                                   ----------
              APPAREL RETAIL (1.6%)
    91,600    Chico's FAS, Inc.*                                                        3,835
   391,000    Gap, Inc.(a)                                                              8,876
   246,850    Pacific Sunwear of California, Inc.*                                      5,036
                                                                                   ----------
                                                                                       17,747
                                                                                   ----------
              APPLICATION SOFTWARE (0.3%)
   209,600    Cadence Design Systems, Inc.*                                             2,823
                                                                                   ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   242,800    Federated Investors, Inc. "B"                                             6,825
    33,600    Legg Mason, Inc.                                                          2,639
                                                                                   ----------
                                                                                        9,464
                                                                                   ----------
              AUTO PARTS & EQUIPMENT (0.4%)
    75,000    Lear Corp.                                                                4,135
                                                                                   ----------
              BIOTECHNOLOGY (0.7%)
   150,100    Genzyme Corp.*(a)                                                         7,697
                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (3.5%)
   611,100    Cisco Systems, Inc.*                                                 $   12,748
   846,800    Corning, Inc.*                                                           10,466
   411,900    Motorola, Inc.                                                            6,562
   517,400    Polycom, Inc.*                                                            9,975
                                                                                   ----------
                                                                                       39,751
                                                                                   ----------
              COMPUTER HARDWARE (2.0%)
   357,400    Dell, Inc.*                                                              12,677
   109,200    IBM Corp.                                                                 9,508
                                                                                   ----------
                                                                                       22,185
                                                                                   ----------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
    93,900    SanDisk Corp.*                                                            2,284
                                                                                   ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    53,300    Caterpillar, Inc.                                                         3,917
                                                                                   ----------
              CONSUMER FINANCE (0.5%)
   118,400    American Express Co.                                                      5,950
                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
    70,400    CheckFree Corp.*                                                          2,115
    59,100    DST Systems, Inc.*(a)                                                     2,693
   383,200    First Data Corp.                                                         17,094
    82,290    SunGard Data Systems, Inc.*                                               1,918
                                                                                   ----------
                                                                                       23,820
                                                                                   ----------
              DISTILLERS & VINTNERS (0.1%)
    28,800    Constellation Brands, Inc. "A"*                                           1,091
                                                                                   ----------
              DIVERSIFIED BANKS (2.8%)
   375,204    Bank of America Corp.                                                    31,896
                                                                                   ----------
              DIVERSIFIED CHEMICALS (1.2%)
   311,500    Du Pont (E.I.) De Nemours & Co.                                          13,354
                                                                                   ----------
              DIVERSIFIED COMMERCIAL SERVICES (2.0%)
   431,200    ARAMARK Corp. "B"                                                        11,565
   117,400    ChoicePoint, Inc.*                                                        4,931
   180,800    ITT Educational Services, Inc.*                                           5,758
                                                                                   ----------
                                                                                       22,254
                                                                                   ----------
              ELECTRIC UTILITIES (0.5%)
   156,200    Exelon Corp.                                                              5,451
                                                                                   ----------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   125,500    American Power Conversion Corp.                                      $    1,895
                                                                                   ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
   158,600    Cognex Corp.                                                              4,771
                                                                                   ----------
              EXCHANGE-TRADED FUNDS (1.9%)
   243,600    iShares Russell 2000 Growth Index Fund(a)                                13,878
    74,900    MidCap SPDR Trust Series 1(a)                                             7,939
                                                                                   ----------
                                                                                       21,817
                                                                                   ----------
              GAS UTILITIES (0.4%)
   213,300    Nisource, Inc.                                                            4,415
                                                                                   ----------
              HEALTH CARE EQUIPMENT (2.3%)
   169,600    Diagnostic Products Corp.                                                 6,809
   331,700    Medtronic, Inc.                                                          16,475
   107,500    Viasys Healthcare, Inc.*                                                  1,629
    35,500    Waters Corp.*                                                             1,558
                                                                                   ----------
                                                                                       26,471
                                                                                   ----------
              HEALTH CARE FACILITIES (0.8%)
   301,000    Odyssey Healthcare, Inc.*(a)                                              5,171
   119,300    Triad Hospitals, Inc.*                                                    4,063
                                                                                   ----------
                                                                                        9,234
                                                                                   ----------
              HEALTH CARE SERVICES (0.6%)
   205,200    Medco Health Solutions, Inc.*                                             6,217
                                                                                   ----------
              HEALTH CARE SUPPLIES (1.1%)
    54,200    Cooper Companies, Inc.                                                    3,222
    77,800    Edwards Lifesciences Corp.*                                               2,736
   117,000    Fisher Scientific International, Inc.*                                    6,810
                                                                                   ----------
                                                                                       12,768
                                                                                   ----------
              HOME ENTERTAINMENT SOFTWARE (0.5%)
    65,900    Electronic Arts, Inc.*                                                    3,304
   137,500    THQ, Inc.*                                                                2,619
                                                                                   ----------
                                                                                        5,923
                                                                                   ----------
              HOME IMPROVEMENT RETAIL (1.4%)
   333,700    Lowe's Companies, Inc.                                                   16,258
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              HOMEBUILDING (0.6%)
   238,700    D.R. Horton, Inc.                                                    $    6,595
                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.8%)
   181,500    Procter & Gamble Co.                                                      9,465
                                                                                   ----------
              HYPERMARKETS & SUPER CENTERS (1.5%)
   316,200    Wal-Mart Stores, Inc.                                                    16,762
                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (5.2%)
   122,400    3M Co.                                                                   10,081
   915,900    General Electric Co.                                                     30,454
   579,200    Tyco International Ltd.                                                  17,955
                                                                                   ----------
                                                                                       58,490
                                                                                   ----------
              INSURANCE BROKERS (0.7%)
   264,200    Arthur J. Gallagher & Co.                                                 8,182
                                                                                   ----------
              INTEGRATED OIL & GAS (3.5%)
   152,600    ChevronTexaco Corp.                                                      14,596
   540,400    Exxon Mobil Corp.                                                        25,021
                                                                                   ----------
                                                                                       39,617
                                                                                   ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   571,900    Sprint Corp. - FON Group                                                 10,683
                                                                                   ----------
              INTERNET SOFTWARE & SERVICES (1.2%)
   413,300    VeriSign, Inc.*                                                           7,237
   220,100    Yahoo!, Inc.*                                                             6,779
                                                                                   ----------
                                                                                       14,016
                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (2.1%)
   629,000    E-Trade Group, Inc.*                                                      6,963
   325,900    Merrill Lynch & Co., Inc.                                                16,204
                                                                                   ----------
                                                                                       23,167
                                                                                   ----------
              MANAGED HEALTH CARE (0.8%)
    62,600    Coventry Health Care, Inc.*                                               3,199
   149,800    Health Net, Inc.*                                                         3,615
    80,500    Pacificare Health Systems, Inc. "A"*                                      2,461
                                                                                   ----------
                                                                                        9,275
                                                                                   ----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------

              METAL & GLASS CONTAINERS (1.6%)
   763,200    Pactiv Corp.*                                                        $   17,996
                                                                                   ----------
              MOVIES & ENTERTAINMENT (2.3%)
 1,546,900    Time Warner, Inc.*                                                       25,756
                                                                                   ----------
              MULTI-LINE INSURANCE (2.2%)
   344,400    American International Group, Inc.                                       24,332
                                                                                   ----------
              OIL & GAS DRILLING (0.4%)
   147,800    Ensco International, Inc.                                                 4,450
                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
   217,200    Schlumberger Ltd. (Netherlands)                                          13,970
                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.1%)
   294,500    Apache Corp.                                                             13,703
   570,400    Chesapeake Energy Corp.(a)                                                8,756
    24,200    Unocal Corp.                                                                938
                                                                                   ----------
                                                                                       23,397
                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.4%)
   720,274    Citigroup, Inc.                                                          31,757
   206,500    Principal Financial Group, Inc.                                           7,019
                                                                                   ----------
                                                                                       38,776
                                                                                   ----------
              PACKAGED FOODS & MEAT (0.4%)
   280,500    Hain Celestial Group, Inc.*                                               4,637
                                                                                   ----------
              PAPER PACKAGING (0.4%)
   266,900    Smurfit-Stone Container Corp.*                                            4,967
                                                                                   ----------
              PAPER PRODUCTS (0.8%)
   203,000    International Paper Co.                                                   8,776
                                                                                   ----------
              PERSONAL PRODUCTS (1.2%)
   353,300    Gillette Co.                                                             13,772
                                                                                   ----------
              PHARMACEUTICALS (7.9%)
   372,100    Abbott Laboratories                                                      14,642
   173,000    Biovail Corp. (Canada)*                                                   2,707
   203,700    Eli Lilly & Co.                                                          12,980

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
   221,400    King Pharmaceuticals, Inc.*                                          $    2,500
   882,100    Pfizer, Inc.                                                             28,192
   668,300    Schering-Plough Corp.                                                    13,005
   106,700    Watson Pharmaceuticals, Inc.*                                             2,690
   368,800    Wyeth                                                                    13,055
                                                                                   ----------
                                                                                       89,771
                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (1.7%)
    94,800    Ambac Financial Group, Inc.                                               6,741
   324,646    St. Paul Travelers Companies, Inc.                                       12,035
                                                                                   ----------
                                                                                       18,776
                                                                                   ----------
              RAILROADS (1.4%)
   279,600    CSX Corp.                                                                 8,751
   275,800    Norfolk Southern Corp.                                                    7,361
                                                                                   ----------
                                                                                       16,112
                                                                                   ----------
              REGIONAL BANKS (0.3%)
    53,700    Zions Bancorp                                                             3,249
                                                                                   ----------
              RESTAURANTS (0.1%)
    83,300    Krispy Kreme Doughnuts, Inc.*(a)                                          1,311
                                                                                   ----------
              SEMICONDUCTOR EQUIPMENT (2.0%)
   471,200    Applied Materials, Inc.*                                                  7,996
   166,400    KLA-Tencor Corp.*                                                         6,857
    87,100    Novellus Systems, Inc.*                                                   2,352
   171,300    Varian Semiconductor Equipment Associates, Inc.*                          5,117
                                                                                   ----------
                                                                                       22,322
                                                                                   ----------
              SEMICONDUCTORS (2.8%)
   158,000    Analog Devices, Inc.                                                      6,272
   176,100    Fairchild Semiconductor International, Inc. "A"*                          2,587
   551,700    Intel Corp.                                                              13,450
    66,600    International Rectifier Corp.*                                            2,611
   332,800    Texas Instruments, Inc.                                                   7,099
                                                                                   ----------
                                                                                       32,019
                                                                                   ----------
              SOFT DRINKS (1.6%)
   370,500    PepsiCo, Inc.                                                            18,525
                                                                                   ----------
              SPECIALTY STORES (2.7%)
   208,500    Michaels Stores, Inc.                                                    11,265
   164,000    O'Reilly Automotive, Inc.*                                                6,640

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
   192,900    Petco Animal Supplies, Inc.*                                         $    5,762
   251,300    Staples, Inc.                                                             7,258
                                                                                   ----------
                                                                                       30,925
                                                                                   ----------
              SYSTEMS SOFTWARE (3.7%)
 1,459,900    Microsoft Corp.                                                          41,549
                                                                                   ----------
              TECHNOLOGY DISTRIBUTORS (0.7%)
    80,600    CDW Corp.                                                                 5,182
   205,600    Ingram Micro, Inc. "A"*                                                   2,930
                                                                                   ----------
                                                                                        8,112
                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.9%)
   147,099    Countrywide Financial Corp.                                              10,606
                                                                                   ----------
              TOBACCO (1.1%)
   257,600    Altria Group, Inc.                                                       12,262
                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    44,800    Fastenal Co.                                                              2,795
                                                                                   ----------
              TRUCKING (0.5%)
   121,000    Yellow Roadway Corp.*                                                     5,265
                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   448,800    Nextel Communications, Inc. "A"*                                         10,215
                                                                                   ----------
              Total common stocks (cost: $974,019)                                  1,109,028
                                                                                   ----------
              MONEY MARKET INSTRUMENT (1.7%)

              MONEY MARKET FUND
19,591,317    SSgA Prime Money Market Fund, 1.13%(b) (cost: $19,591)                   19,591
                                                                                   ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.6%)

              MONEY MARKET FUNDS (1.4%)
 3,317,309    AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.24%(b)           3,317
12,501,646    Merrill Lynch Premier Institutional Fund, 1.27%(b)                       12,502
                                                                                   ----------
                                                                                       15,819
                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)    SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (1.8%)
   $10,000    Bear Stearns & Co., Inc., 1.35%, acquired on 7/30/2004 and due 8/02/2004 at $10,000 (collateralized by $10,380 of Freddie
                Mac Notes(d), 2.00%, due 2/28/2006; market value $10,348)(c)       $   10,000
     3,000    CS First Boston LLC, 1.35%, acquired on 7/30/2004 and
                due 8/02/2004 at $3,000 (collateralized by $2,380 of U.S.
                Treasury Bonds, 11.75%-12.00%, due 2/15/2010-8/15/2013;
                combined market value $3,065)(c)                                        3,000
     7,000    Morgan Stanley & Co., Inc., 1.34%, acquired on 7/30/2004 and due 8/02/2004 at $7,000 (collateralized by $7,195 of
                Fannie Mae Discount Notes(d), 1.72%(e), due 12/22/2004;
                market value $7,144)(c)                                                 7,000
                                                                                   ----------
                                                                                       20,000
                                                                                   ----------
              CORPORATE BOND (0.4%)
     5,000    Monumental Global Funding II, Notes, 1.62%, 5/02/2005(f,g)                5,008
                                                                                   ----------
              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $40,827)                                 40,827
                                                                                   ----------
              TOTAL INVESTMENTS (COST: $1,034,437)                                 $1,169,446
                                                                                   ==========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) The security or a portion thereof was out on loan as of
                     July 31, 2004.

                 (b) Rate represents the money market fund annualized seven-day yield at July 31, 2004.

                 (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 (d) U.S. government agency issues. Securities issued by
                     government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (f) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                     exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (g) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2004.

                 *   Non-income-producing security for the year ended
                     July 31, 2004.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JULY 31, 2004

ASSETS
  Investments in securities, at market value (including securities on
    loan of $39,487) (identified cost of $1,034,437)                               $1,169,446
  Cash                                                                                      1
  Receivables:
    Capital shares sold                                                                 1,133
    USAA Transfer Agency Company                                                            4
    Dividends and interest                                                                770
    Securities sold                                                                     5,236
    Other                                                                                  19
                                                                                   ----------
        Total assets                                                                1,176,609
                                                                                   ----------
LIABILITIES

  Payables:
    Upon return of securities loaned                                                   40,828
    Securities purchased                                                                4,549
    Capital shares redeemed                                                               521
  Accrued management fees                                                                 552
  Accrued transfer agent's fees                                                            12
  Other accrued expenses and payables                                                     111
                                                                                   ----------
        Total liabilities                                                              46,573
                                                                                   ----------
             Net assets applicable to capital shares outstanding                   $1,130,036
                                                                                   ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                                  $  947,917
  Accumulated net realized gain on investments                                         47,110
  Net unrealized appreciation of investments                                          135,009
                                                                                   ----------
             Net assets applicable to capital shares outstanding                   $1,130,036
                                                                                   ==========
  Capital shares outstanding                                                           63,778
                                                                                   ==========
  Authorized shares of $.01 par value                                                 110,000
                                                                                   ==========
  Net asset value, redemption price, and offering price per share                  $    17.72
                                                                                   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
   Dividends                                                             $ 12,781
   Interest                                                                   149
   Securities lending                                                          87
                                                                         --------
       Total income                                                        13,017
                                                                         --------
EXPENSES
   Management fees                                                          6,140
   Administrative and servicing fees                                        1,620
   Transfer agent's fees                                                    2,409
   Custody and accounting fees                                                225
   Postage                                                                    224
   Shareholder reporting fees                                                  98
   Directors' fees                                                              5
   Registration fees                                                           69
   Professional fees                                                           59
   Other                                                                       25
                                                                         --------
       Total expenses                                                      10,874
   Expenses paid indirectly                                                  (264)
                                                                         --------
       Net expenses                                                        10,610
                                                                         --------
NET INVESTMENT INCOME                                                       2,407
                                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       81,444
   Change in net unrealized appreciation/depreciation                      36,110
                                                                         --------
            Net realized and unrealized gain                              117,554
                                                                         --------
Increase in net assets resulting from operations                         $119,961
                                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
YEARS ENDED JULY 31,

                                                                    2004             2003
                                                              ---------------------------
FROM OPERATIONS
   Net investment income                                      $    2,407        $   3,060
   Net realized gain (loss) on investments                        81,444          (31,956)
   Change in net unrealized appreciation/depreciation
     of investments                                               36,110          116,105
                                                              ---------------------------
     Increase in net assets resulting
       from operations                                           119,961           87,209
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (2,902)          (2,825)
   Net realized gains                                                  -          (19,071)
                                                              ---------------------------
     Distributions to shareholders                                (2,902)         (21,896)
                                                              ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     198,160          101,315
   Reinvested dividends                                            2,784           21,279
   Cost of shares redeemed                                      (120,748)        (106,113)
                                                              ---------------------------
     Increase in net assets from
       capital share transactions                                 80,196           16,481
                                                              ---------------------------
Net increase in net assets                                       197,255           81,794

NET ASSETS
     Beginning of period                                         932,781          850,987
                                                              ---------------------------
     End of period                                            $1,130,036        $ 932,781
                                                              ===========================
   Accumulated undistributed net investment income:
     End of period                                            $        -        $     468

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    11,318            7,081
   Shares issued for dividends reinvested                            162            1,503
   Shares redeemed                                                (6,882)          (7,528)
                                                              ---------------------------
     Increase in shares outstanding                                4,598            1,056
                                                              ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and secondarily current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                    normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of
                    60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity,

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                    and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage

30

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                 Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                 and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, brokerage commission reimbursements and custodian credits reduced the Fund's expenses by $262,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $264,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

32

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           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended July 31, 2004, the Fund paid CAPCO facility fees of $8,000. The Fund had no borrowings under either of these agreements during the year ended
         July 31, 2004.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $1,654,000, increase accumulated undistributed net investment income by $27,000, and decrease accumulated net realized gain on investments by $1,681,000. This includes differences in the treatment of distributions and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                                        2004                2003
                                                     -------------------------------
         Ordinary income*                            $2,902,000          $ 2,827,000
         Long-term realized capital gains             1,654,000           19,069,000

        *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended July 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $2,902,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending

34

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

         December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                                $ 12,719,000
         Undistributed long-term capital gains                          39,690,000
         Unrealized appreciation                                       129,710,000

         The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2004, the Fund utilized capital loss carryovers of $12,447,000 to offset capital gains.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2004, were $850,164,000 and $774,542,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was $1,039,736,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2004, for federel income tax purposes, were $160,601,000 and $30,891,000, respectively, resulting in net unrealized appreciation of $129,710,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

         purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of July 31, 2004, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2004, the Fund received securities-lending income of $87,000, which is net of the 20% income retained by MetWest. As of July 31, 2004, the Fund loaned securities having a fair market value of approximately $39,487,000 and received cash collateral of $40,828,000 for the loans. Of this amount, $40,827,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Directors. The Fund is authorized to select (with approval of the Fund's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Fund's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                 performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $6,140,000, which is net of a performance adjustment of $(342,000) that decreased the base management fee of 0.60% by 0.03%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount not to exceed 0.20% of the portion of the Fund's average daily net assets that Wellington Management manages. For the year

38

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

                 ended July 31, 2004, the Manager paid Wellington Management subadvisory fees of $1,948,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,620,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,409,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $4,000 at July 31, 2004, for adjustments related to corrections to shareholder transactions.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED JULY 31,
                                                 ---------------------------------------------------------------------------
                                                       2004          2003            2002              2001             2000
                                                 ---------------------------------------------------------------------------
Net asset value at beginning of period           $    15.76      $  14.64        $  19.69        $    19.79       $    20.43
                                                 ---------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               .04           .05             .10               .16              .16
    Net realized and unrealized gain (loss)            1.97          1.45           (4.47)              .25                -
                                                 ---------------------------------------------------------------------------
Total from investment operations                       2.01          1.50           (4.37)              .41              .16
                                                 ---------------------------------------------------------------------------
Less distributions:
    From net investment income                         (.05)         (.05)           (.10)             (.16)            (.16)
    From realized capital gains                           -          (.33)           (.58)             (.35)            (.64)
                                                 ---------------------------------------------------------------------------
Total distributions                                    (.05)         (.38)           (.68)             (.51)            (.80)
                                                 ---------------------------------------------------------------------------
Net asset value at end of period                 $    17.72      $  15.76        $  14.64        $    19.69       $    19.79
                                                 ===========================================================================
Total return (%)*                                     12.75         10.56          (22.74)             2.11              .99
Net assets at end of period (000)                $1,130,036      $932,781        $850,987        $1,116,680       $1,098,474
Ratio of expenses to
    average net assets (%)**                           1.01(a)       1.09(a)         1.05(a)            .89(a)           .90(a)
Ratio of net investment income to average
    net assets (%)**                                    .22           .37             .57               .82              .78
Portfolio turnover (%)                                72.93         66.01           73.52             28.95            22.90

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2004, average net assets were $1,080,647,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                       (.03%)        (.02%)            -                  -                -

40

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)

USAA GROWTH & INCOME FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)
                (continued)

USAA GROWTH & INCOME FUND
JULY 31, 2004

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2004 -
                                      FEBRUARY 1, 2004        JULY 31, 2004           JULY 31, 2004
                                      ----------------------------------------------------------------
         Actual                           $1,000.00             $  981.40                 $4.77
         Hypothetical
           (5% return before expenses)     1,000.00              1,020.05                  4.86

       * Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.86%) for the six-month period of February 1, 2004, to July 31, 2004.

42

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
         70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

       * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS (2)
         Director and Chairman of the Board of Directors
         Born: November 1946
         Year of Election or Appointment: 1996

         Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

         CHRISTOPHER W. CLAUS (2,4)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WILL BE AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS WILL BE AVAILABLE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23431-0904                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.